Taxation (Details) - Schedule of Taxation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group
Current year tax (credit)	$ 449		$ (3,255)
Adjustments due to prior periods			(15)
Total tax (credit) for the period	449		(3,240)
Loss before taxation	(17,242)	(15,397)	(26,657)
Loss charged at standard rate of corporation tax 23.52% 2023 19%2021/22	(4,055)	(2,926)	(5,065)
Movement in unrecognized deferred tax	3,194	2,319	1,722
Expenses not deductible for taxation	3,961	1,036	1,550
Adjustments due to prior periods	449		(15)
Research and development claim			(1,401)
Income not taxable for tax purposes	(3,113)	(495)	(61)
Fixed asset differences		(1)
Current Tax - Other	13
Adjustments to brought forward values		67
Consolidation adjustment in relation to foreign exchange movements
Income tax expense (benefit)	$ 449		$ (3,240)